Guggenheim High Yield Fund Investment Objectives and Goals - Class R6 Shares [Member] - Guggenheim High Yield Fund	Sep. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Guggenheim High Yield Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Guggenheim High Yield Fund (the “Fund”) seeks high current income. Capital appreciation is a secondary objective.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective.